Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Amortized Cost and Estimated Fair Value with Gross Unrealized Gains and Losses of Securities
The amortized cost and estimated fair value, with gross unrealized gains and losses, of securities at June 30, 2014 and December 31, 2013 were as follows:

(dollars in thousands)	June 30, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
Available for Sale:	Cost	Gains	Losses	Value
Obligations of U.S. Government agencies	$14,990	$-	$915	$14,075
SBA Pool securities	86,790	22	2,386	84,426
Agency mortgage-backed securities	30,897	156	566	30,487
Agency CMO securities	44,076	154	938	43,292
Non agency CMO securities	1,041	-	4	1,037
State and political subdivisions	55,010	416	2,035	53,391
Pooled trust preferred securities	456	292	-	748
FNMA and FHLMC preferred stock	10	166	-	176
Total	$233,270	$1,206	$6,844	$227,632

(dollars in thousands)	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
Available for Sale:	Cost	Gains	Losses	Value
Obligations of U.S. Government agencies	$14,989	$-	$1,599	$13,390
SBA Pool securities	89,531	35	3,531	86,035
Agency mortgage-backed securities	36,261	104	1,111	35,254
Agency CMO securities	43,277	62	1,961	41,378
Non agency CMO securities*	1,304	2	-	1,306
State and political subdivisions	60,834	177	4,669	56,342
Pooled trust preferred securities	467	282	-	749
FNMA and FHLMC preferred stock	22	459	-	481
Total	$246,685	$1,121	$12,871	$234,935

*The combined unrealized loss on these securities was less than $1.

(dollars in thousands)	June 30, 2014
		Unrealized
		Losses		Gross	Gross	Estimated
	Amortized	Recorded	Carrying	Unrealized	Unrealized	Fair
Held to Maturity:	Cost	in AOCI*	Value	Gains	Losses	Value
Agency CMO securities	$12,346	$90	$12,256	$104	$26	$12,334
State and political subdivisions	22,580	759	21,821	303	55	22,069
Total	$34,926	$849	$34,077	$407	$81	$34,403

*Represents the unrealized holding gain or loss at the date of transfer from available for sale to held to maturity, net of any accretion.

(dollars in thousands)	December 31, 2013
		Unrealized
		Losses		Gross	Gross	Estimated
	Amortized	Recorded	Carrying	Unrealized	Unrealized	Fair
Held to Maturity:	Cost	in AOCI*	Value	Gains	Losses	Value
Agency CMO securities	$12,598	$98	$12,500	$-	$547	$11,953
State and political subdivisions	23,867	872	22,995	4	431	22,568
Total	$36,465	$970	$35,495	$4	$978	$34,521

*Represents the unrealized holding gain or loss at the date of transfer from available for sale to held to maturity, net of any accretion.

The amortized cost and estimated fair value, with gross unrealized gains and losses, of securities at December 31, 2013 and 2012 were as follows:

	December 31, 2013
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for Sale:
Obligations of U.S. Government agencies	$14,989	$—	$1,599	$13,390
SBA Pool securities	89,531	35	3,531	86,035
Agency mortgage-backed securities	36,261	104	1,111	35,254
Agency CMO securities	43,277	62	1,961	41,378
Non agency CMO securities*	1,304	2	—	1,306
State and political subdivisions	60,834	177	4,669	56,342
Pooled trust preferred securities	467	282	—	749
FNMA and FHLMC preferred stock	22	459	—	481
Total	$246,685	$1,121	$12,871	$234,935

*	The combined unrealized loss on these securities was less than $1.

	December 31, 2012
(dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for Sale:
Obligations of U.S. Government agencies	$13,495	$10	$38	$13,467
SBA Pool securities	81,500	1,515	264	82,751
Agency mortgage-backed securities	31,384	349	19	31,714
Agency CMO securities	61,710	583	357	61,936
Non agency CMO securities	2,200	1	2	2,199
State and political subdivisions	82,536	1,229	548	83,217
Pooled trust preferred securities	506	253	—	759
FNMA and FHLMC preferred stock	77	199	—	276
Corporate securities	590	4	—	594
Total	$273,998	$4,143	$1,228	$276,913

	December 31, 2013
(dollars in thousands)	Amortized Cost	Unrealized Losses Recorded in AOCI*	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Held to Maturity:
Agency CMO securities	$12,598	$98	$12,500	$—	$547	$11,953
State and political subdivisions	23,867	872	22,995	4	431	22,568
Total	$36,465	$970	$35,495	$4	$978	$34,521

*	Represents the unrealized holding gain or loss at the date of transfer from available for sale to held to maturity, net of any accretion.

Amortized Cost and Estimated Fair Values of Securities by Earlier of Contractual Maturity or Expected Maturity
The amortized cost, carrying value and estimated fair values of securities at June 30, 2014, by the earlier of contractual maturity or expected maturity, are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations without penalties.

(dollars in thousands)	June 30, 2014
Available for Sale:	Amortized Cost	Estimated Fair Value

Due in one year or less	$4,558	$4,271
Due after one year through five years	50,405	50,335
Due after five years through ten years	152,322	147,189
Due after ten years	25,985	25,837
Total	$233,270	$227,632

(dollars in thousands)	June 30, 2014
Held to Maturity:	Carrying Value	Estimated Fair Value

Due in one year or less	$-	$-
Due after one year through five years	9,696	9,756
Due after five years through ten years	23,634	23,887
Due after ten years	747	760
Total	$34,077	$34,403

The amortized cost, carrying value and estimated fair values of securities at December 31, 2013, by the earlier of contractual maturity or expected maturity, are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations without penalties.

	December 31, 2013
(dollars in thousands)	Amortized Cost	Estimated Fair Value
Available for Sale:
Due in one year or less	$4,567	$4,102
Due after one year through five years	50,281	49,617
Due after five years through ten years	168,344	157,876
Due after ten years	23,493	23,340
Total	$246,685	$234,935

	December 31, 2013
(dollars in thousands)	Carrying Value	Estimated Fair Value
Held to Maturity:
Due in one year or less	$—	$—
Due after one year through five years	6,957	6,725
Due after five years through ten years	27,791	27,067
Due after ten years	747	729
Total	$35,495	$34,521

Securities in Unrealized Loss Position by Duration of Period of Unrealized Loss
Securities in an unrealized loss position at June 30, 2014, by duration of the period of the unrealized loss, are shown below:

	June 30, 2014
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of U.S. Government agencies	$-	$-	$14,075	$915	$14,075	$915
SBA Pool securities	11,336	121	68,127	2,265	79,463	2,386
Agency mortgage-backed securities	3,188	119	14,463	447	17,651	566
Agency CMO securities	23,562	338	15,254	626	38,816	964
Non agency CMO securities	346	3	56	1	402	4
State and political subdivisions	5,684	58	40,659	2,032	46,343	2,090
Total	$44,116	$639	$152,634	$6,286	$196,750	$6,925

Securities in an unrealized loss position at December 31, 2013, by duration of the period of the unrealized loss, are shown below.

	December 31, 2013
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of U.S. Government agencies	$5,436	$558	$7,954	$1,041	$13,390	$1,599
SBA Pool securities	68,163	3,131	11,156	400	79,319	3,531
Agency mortgage-backed securities	21,834	863	4,172	248	26,006	1,111
Agency CMO securities	39,860	1,962	7,788	546	47,648	2,508
Non agency CMO securities*	67	-	-	-	67	-
State and political subdivisions	61,316	3,455	11,855	1,645	73,171	5,100
Total	$196,676	$9,969	$42,925	$3,880	$239,601	$13,849

*The combined unrealized loss on these securities was less than $1.

Securities in an unrealized loss position at December 31, 2013, by duration of the period of the unrealized loss, are shown below:

	December 31, 2013
	Less than 12 months		12 months or more		Total
(dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Obligations of U.S. Government agencies	$5,436	$558	$7,954	$1,041	$13,390	$1,599
SBA Pool securities	68,163	3,131	11,156	400	79,319	3,531
Agency mortgage-backed securities	21,834	863	4,172	248	26,006	1,111
Agency CMO securities	39,860	1,962	7,788	546	47,648	2,508
Non agency CMO securities*	67	—	—	—	67	—
State and political subdivisions	61,316	3,455	11,855	1,645	73,171	5,100
Total	$196,676	$9,969	$42,925	$3,880	$239,601	$13,849

*	The combined unrealized loss on these securities was less than $1.

Securities in an unrealized loss position at December 31, 2012, by duration of the period of the unrealized loss, are shown below:

	December 31, 2012
	Less than 12 months		12 months or more		Total
(dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Obligations of U.S. Government agencies	$8,957	$38	$—	$—	$8,957	$38
SBA Pool securities	16,782	264	—	—	16,782	264
Agency mortgage-backed securities	4,268	19	—	—	4,268	19
Agency CMO securities	21,767	357	—	—	21,767	357
Non agency CMO securities	750	2	—	—	750	2
State and political subdivisions	27,241	548	—	—	27,241	548
Total	$79,765	$1,228	$—	$—	$79,765	$1,228

Changes in Credit Loss Component of Credit-Impaired Debt Securities
Changes in the credit loss component of credit-impaired debt securities were:

Six Months Ending
(dollars in thousands)	June 30, 2014
Balance, beginning of period	$339
Additions
Initial credit impairments	-
Subsequent credit impairments	-
Reductions
Subsequent chargeoff of previously impaired credits	-
Balance, end of period	$339

Changes in the credit loss component of credit-impaired debt securities were:

(dollars in thousands)	Year Ended December 31, 2013
Balance, beginning of period	$339
Additions
Initial credit impairments	—
Subsequent credit impairments	—
Reductions
Subsequent chargeoff of previously impaired credits	—
Balance, end of period	$339